Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 02, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	ESB FINANCIAL CORP
Entity Central Index Key	0000872835
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		14,633,853
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 170.0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No